PROPERTY, PLANT, AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT, NET

4. PROPERTY, PLANT AND EQUIPMENT, NET

Details on property, plant and equipment follow.

	December 31,
	2016	2015
	(In thousands)
Gathering and processing systems and related equipment	$2,026,363	$1,883,139
Construction in progress	39,954	75,132
Land and line fill	11,442	11,055
Other	35,227	32,427
Total	2,112,986	2,001,753
Less accumulated depreciation	259,315	188,970
Property, plant and equipment, net	$1,853,671	$1,812,783

During 2016, 2015 and 2014, we identified certain events, facts and circumstances which indicated that certain of our property, plant and equipment could be impaired.  As such, we reviewed the assets that had been identified as potentially impaired and estimated the fair value of the identified property, plant and equipment using a market-based approach.  For the assets which had fair values below their carrying value, we recognized the following long-lived asset impairments, by segment.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
Long-lived asset impairment:
Williston Basin	$569	$7,554	$—
Piceance/DJ Basins	—	1,220	—
Barnett Shale	1,195	531	5,505

Our impairment determinations, in the context of these reviews, involved significant assumptions and judgments. Differing assumptions regarding any of these inputs could have a significant effect on the various valuations. As such, the fair value measurements utilized within these estimates are classified as non-recurring Level 3 measurements in the fair value hierarchy because they are not observable from objective sources. Due to the volatility of the inputs used, we cannot predict the likelihood of any future impairment.

During the fourth quarters of 2015 and 2014, we identified a need to evaluate the goodwill associated with certain of our gathering systems (see Note 6). In connection with these evaluations, we also evaluated the related property, plant and equipment associated therewith for impairment and concluded that no impairment was necessary.

Depreciation expense and capitalized interest follow.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
Depreciation expense	$70,770	$63,915	$53,064
Capitalized interest	3,709	3,372	4,646